S000049701 [Member] Investment Risks - Bridge Builder Core Plus Bond Fund	Jun. 30, 2025
Interest Rate Risks [Member]
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Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates or rise because of decreases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. The prices of fixed income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. Changes in monetary policy made by central banks and/or their governments or changes in economic conditions may affect the level of interest rates, which could have sudden or unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the markets, which could make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

Credit Risks [Member]
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Credit Risk. Credit risk is the risk that the issuer of a bond will fail to make payments when due or default completely. If the issuer of the bond experiences an actual or anticipated deterioration in credit quality, the price of the bond may be negatively impacted. The degree of credit risk depends on the financial condition of the issuer and the terms of the bond. Credit risk for high yield securities, or “junk” bonds, is greater than for higher-rated securities.

Asset Backed Mortgage Related and Mortgage Backed Securities Risk [Member]
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Asset-Backed, Mortgage-Related, and Mortgage-Backed Securities Risk. Borrowers may default on the obligations that underlie ABS, mortgage-related securities, and MBS. During periods of rising interest rates, the Fund may be subject to extension risk and may receive principal later than it had expected, causing the Fund to experience additional volatility. During periods of falling interest rates, ABS, mortgage-related securities, and MBS may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. CMOs, MBS, ARMs, IOs, POs, and inverse floaters may be more volatile and may be more sensitive to interest rate changes and prepayments than other mortgage-related securities. The impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non‑payment of loans) may result in a reduction in the value of the security. The risk of default, as described under “Credit Risk,” for privately-issued and sub‑prime mortgages is generally higher than for other types of MBS. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities. In addition, ABS such as CLOs and CDOs present credit risks that are not presented by MBS. This is because ABS generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an ABS defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security.

Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives.

Convertible Securities Risk [Member]
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Convertible Securities Risk. The value of a convertible security will generally decline as interest rates increase and increase as interest rates decline. Convertible securities are also subject to credit risk. In addition, because convertible securities are generally convertible to the issuer’s common stock, convertible security prices will normally fluctuate as prices of the common stock increase or decline.

Corporate Debt Securities Risk [Member]
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Corporate Debt Securities Risk. Corporate debt securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Counterparty Risk [Member]
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Counterparty Risk. When the Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

Currency Risk [Member]
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Currency Risk. As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, adversely affecting the value of the Fund.

Derivatives Risks [Member]
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Derivatives Risk. An investment in derivatives (such as swaps, forward contracts, futures contracts, structured notes, TBAs and dollar rolls) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment, or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps and forward contracts is also subject to the risk that the counterparty to the swap and forward contract will default or otherwise fail to honor its obligations.

Floating Rate Securities Risk [Member]
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Floating Rate Securities Risk. The Fund may invest in obligations with interest rates that are reset periodically. Although the prices of floating rate securities are generally less sensitive to interest rate changes than comparable quality fixed rate instruments, the value of floating rate securities may decline if the floating rate securities’ interest rates do not rise as quickly, or as much, as general interest rates.

Foreign Securities Risk including Emerging Markets Risk [Member]
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Foreign Securities Risk (including Emerging Markets Risk). The risks of investing in foreign securities, including those in emerging markets, can increase the potential for losses in the Fund and may include currency risk, political and economic instability, terrorism, armed conflicts and other geopolitical events, additional or fewer government regulations, the imposition of tariffs and other restrictions on trade of economic sanctions, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors, and less stringent regulation of securities markets. Geopolitical or other events such as nationalization or expropriation could cause the loss of the Fund’s entire investment in one or more countries. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments and may have fewer resources to mitigate the effects of a pandemic or natural disaster.

Investment Company and Exchange Traded Fund Risk [Member]
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Investment Company and Exchange-Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Investment Strategy Risk [Member]
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Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives or strategies.

Issuer Specific Risk [Member]
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●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.

Liquidity Risk [Member]
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Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

Mortgage Dollar Roll Risk [Member]
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Mortgage Dollar Roll Risk. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes. Mortgage dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker-dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon a Sub‑adviser’s ability to correctly predict interest rates and prepayments.

Multi Manager and Multi Style Management Risk [Member]
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Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub‑advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. Because portions of the Fund’s assets are managed by different Sub‑advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions. Overlapping transactions could lead to multiple Sub‑advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub‑advisers may be purchasing securities at the same time other Sub‑advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may buy and sell investments frequently resulting in higher transaction costs, including brokerage commissions. Frequent transactions may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Preferred Stock Risk [Member]
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Preferred Stock Risk. Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Prepayment and Extension Risk [Member]
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Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations, as well as issuers of callable bonds, may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Privately Issued Securities Risk [Member]
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Privately Issued Securities Risk. Investments in privately issued securities (e.g., Rule 144A securities) may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies with securities that are not publicly traded are not subject to the disclosure and other investor protection requirements that might be applicable if the securities were publicly traded.

Redemption Risk [Member]
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Redemption Risk. The Fund may experience losses or realize taxable gains when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Large redemptions of the Fund’s shares may force the Fund to sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Regulatory and Judicial Risk [Member]
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Regulatory and Judicial Risk. The regulation of security markets, transactions and portfolio companies is subject to change. Such regulatory changes and judicial actions could have a substantial adverse effect on the Fund’s performance.

Reinvestment Risk [Member]
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Reinvestment Risk. Cash flows from fixed income securities are generally reinvested at current market rates. A decline in market rates may result in less attractive reinvestment opportunities and affect the Fund’s ability to meet its investment objective.

Sovereign Debt Risk [Member]
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Sovereign Debt Risk. Investments in non‑U.S. sovereign debt securities can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner.

U S Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government obligations are affected by changes or expected changes in interest rates, among other things. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, such obligations are still subject to credit risk. Securities issued or guaranteed by federal agencies or authorities or U.S. government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. Moreover, some securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to provide financial support to certain of these debt obligations, but no assurance can be given that the U.S. government will do so. From time to time, controversary or uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could have a material adverse impact on the Fund.

Valuation Risk [Member]
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Valuation Risk. Certain investments held by the Fund are generally valued using evaluated prices provided by third-party independent pricing services or, in some cases, using evaluated prices provided by dealers or the Adviser’s valuation committee using fair valuation methodologies. The evaluated prices used by the Fund may be different from the evaluated prices or fair value used by other mutual funds or from the evaluated prices at which certain Fund’s investments are actually bought and sold. The evaluated prices and fair value of certain Fund’s investments may be subject to frequent and significant change and will vary depending on the information that is available to the pricing services providing the evaluated prices and the Adviser when it determines the fair value of the investments.

When Issued Delayed Delivery and Forward Commitment Transactions Risk [Member]
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When-Issued, Delayed Delivery, and Forward Commitment Transactions Risk. When-issued transactions, delayed delivery purchases, and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not anticipate future gains or losses with respect to the security. These transactions are also subject to counterparty risk, which is described above.

High Yield Securities Risk [Member]
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High Yield Securities Risk. High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High yield securities also may be less liquid than higher quality investments. These securities may offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

Inflation Linked Securities Risk [Member]
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Inflation-Linked Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates (the market rate of interest less the anticipated rate of inflation). Real interest rates change over time as a result of many factors, such as currency exchange rates, central bank monetary policies and general economic conditions. In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Risk [Member]
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Loan Risk. Bank loans (including through both assignments and participations) often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to bonds. The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Mezzanine Securities Risk [Member]
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Mezzanine Securities Risk. The Fund may invest in certain high yield securities known as mezzanine securities, which are subordinated debt securities generally issued in private placements in connection with an equity security (e.g., with attached warrants). Mezzanine investments may be issued with or without registration rights. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

Structured Notes Risk [Member]
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Structured Notes Risk. Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes.

Trust Preferred and Bank Capital Securities Risk [Member]
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Trust Preferred and Bank Capital Securities Risk. Trust preferred securities (and bank capital securities that take the form of trust preferred securities) are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, due to the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. Such risks include increased credit risk and market value volatility, as well as the risk that a Fund may have to liquidate other investments in order to satisfy the distribution requirements applicable to regulated investment companies if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Fund to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Market Risk [Member]
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Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Risk Lose Money [Member]
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Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.